UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22398

Spinnaker ETF Series
(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina  27804
(Address of principal executive offices)    (Zip code)

Corporation Trust Company
1209 Orange Street, Wilmington, DE  19801
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: February

Date of reporting period: November 30, 2019

ITEM 1.  SCHEDULE OF INVESTMENTS

The Cannabis ETF

Schedule of Investments
(Unaudited)

As of November 30, 2019
		Shares	Value (Note 1)

COMMON STOCKS - 77.24%

Consumer Discretionary - 0.92%
*	Greenlane Holdings, Inc.	46,953	$159,171
			159,171
Consumer Staples - 4.92%
*	Neptune Wellness Solutions, Inc.	103,561	299,291
*	New Age Beverages Corp.	43,779	94,563
*	Village Farms International, Inc.	69,389	459,355
			853,209
Health Care - 62.72%
*	Aphria, Inc.	281,782	1,335,647
*	Arena Pharmaceuticals, Inc.	13,953	661,093
*	Aurora Cannabis, Inc.	396,265	990,662
*	Canopy Growth Corp.	72,955	1,356,233
*	Cara Therapeutics, Inc.	25,998	675,428
*	cbdMD, Inc.	31,051	100,916
*	Corbus Pharmaceuticals Holdings, Inc.	36,209	170,182
*	Cronos Group, Inc.	170,545	1,168,233
*	GW Pharmaceuticals PLC	10,714	1,094,007
*	HEXO Corp.	287,858	621,773
*	Organigram Holdings, Inc.	174,944	470,599
	PerkinElmer, Inc.	6,220	577,838
*	Sundial Growers, Inc.	165,437	400,358
*	Tilray, Inc.	63,513	1,260,098
			10,883,067
Information Technology - 1.53%
*	Cree, Inc.	5,995	265,039
			265,039
Materials - 7.15%
	The Scotts Miracle-Gro Co.	12,274	1,240,656
			1,240,656

	Total Common Stocks (Cost $19,750,248)		13,401,142

			(Continued)

The Cannabis ETF

Schedule of Investments - Continued
(Unaudited)

As of November 30, 2019
			Shares	Value (Note 1)

FOREIGN EQUITIES - 22.20%

	Financials - 3.78%
	*	Auxly Cannabis Group, Inc.	679,647	$332,583
	*	Canopy Rivers, Inc. - Class A	214,063	228,841
	*	Fire and Flower Holdings Corp.	140,171	93,919
				655,343
	Health Care - 16.44%
	*	Aleafia Health, Inc.	304,667	151,382
	*	Charlottes Web Holdings, Inc.	112,132	1,095,319
	*	Emerald Health Therapeutics, Inc.	169,503	52,958
	*	MediPharm Labs Corp.	166,900	478,096
	*	PharmaCielo Ltd.	109,160	244,897
	*	Supreme Cannabis Co., Inc.	382,562	192,966
	*	The Flower Corp.	116,188	195,935
	*	Valens Groworks Corp.	136,343	323,331
	*	WeedMD, Inc.	128,195	117,743
				2,852,627
	Industrials - 1.98%
	*	EnWave Corp.	124,042	169,025
	*	Green Organic Dutchman Holdings Ltd.	308,640	174,268
				343,293

		Total Foreign Equities (Cost $5,924,398)		3,851,263

Total Value of Investments (Cost $25,674,646) (a) - 99.44%				$17,252,405

Other Assets Less Liabilities - 0.56%				98,239

	Net Assets - 100%			$ 17,350,644

*	Non-income producing investment
	The following acronym or abbreviation is used in this Schedule:
	PLC - Public Limited Company

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

	Aggregate gross unrealized appreciation			$102,918
	Aggregate gross unrealized depreciation			(8,525,159)

		Net unrealized depreciation		$(8,422,241)

				(Continued)

The Cannabis ETF

Schedule of Investments - Continued
(Unaudited)

As of November 30, 2019

Summary of Investments	% of Net
by Sector	Assets	Value
Common Stocks:
Consumer Discretionary	0.92%	$159,171
Consumer Staples	4.92%	853,209
Health Care	62.72%	10,883,067
Information Technology	1.53%	265,039
Materials	7.15%	1,240,656
Foreign Equities:
Financials	3.78%	655,343
Health Care	16.44%	2,852,627
Industrials	1.98%	343,293
Other Assets Less Liabilities	0.56%	98,239
Total Net Assets	100.00%	$17,350,644

 (Continued)

The Cannabis ETF

Schedule of Investments - Continued
(Unaudited)

As of November 30, 2019

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$13,401,142	$13,401,142	$-	$-
Foreign Equities	3,851,263	3,851,263	-	-
Total Assets	$17,252,405	$17,252,405	$-	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)
The President and Principal Executive Officer and Treasurer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c)) under the Investment Company Act of 1940, are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications of the President and Principal Executive Officer and Treasurer and Principal Financial Officer as required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Spinnaker ETF Series

By:	/s/ Katherine M. Honey
Katherine M. Honey President and Principal Executive Officer

Date:	January 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Katherine M. Honey
Katherine M. Honey President and Principal Executive Officer

Date:	January 24, 2020

By:	/s/ Ashley H. Lanham
Ashley H. Lanham Treasurer and Principal Financial Officer

Date:	January 24, 2020